RELATED PARTY BALANCES AND TRANSACTIONS	12 Months Ended
Dec. 31, 2018
RELATED PARTY BALANCES AND TRANSACTIONS
RELATED PARTY BALANCES AND TRANSACTIONS

19. RELATED PARTY BALANCES AND TRANSACTIONS

Related party balances:

The amount due from related parties of $16,740 as of December 31, 2018 consists of (i) trade receivable of $13,844 for development services provided to Roserock, the Company's 49% owned affiliate, (ii) cash funding of $1,872 to Pilipinas Newton Energy Corp, the Company's 40% owned affiliate, (iii) $940 guarantee deposit for capital lease to Suzhou Financial Leasing Co., Ltd., the Company’s 6% owned affiliate, and (iv) $84 receivable for solar power products sold to ET Solutions South Africa 1 Pty , the Company’s 49% owned affiliate. No amount was due as of December 31, 2018.

The amount due to related parties of $16,847 as of December 31, 2018 consists of (i) a trade payable of $11,753 due to Suzhou iSilver Materials Co., Ltd., the Company’s 15% owned affiliate, for raw materials purchased, (ii) payable for capital lease of $1,536 to Suzhou Financial Leasing Co., Ltd., the Company's 6% owned affiliate, (iii) payable for equipment purchase of $4,053 million to Suzhou Kzone Equipment Technology Co., Ltd, the Company's 32% owned affiliate obtained in September 2017, and (iv) a government award of $73 to Dr. Shawn Qu, Chairman, President and Chief Executive Officer, which was initially paid to the Company.

Related party transactions:

Guarantees and loans

Dr. Shawn Qu, fully guaranteed one-year loan facilities from Chinese commercial banks of RMB896 million ($129 million), RMB1,346 million ($206 million) and RMB730 million ($106 million) in 2016, 2017 and 2018, respectively. Amounts drawn down under the facilities as at December 31, 2016, 2017 and 2018 were $79,558,  $135,225 and $65,244, respectively.

Dr. Shawn Qu, fully guaranteed two-year loan facilities from a Chinese commercial bank of RMB540 million ($79 million) in 2018. Amounts drawn down from the facilities as at December 31, 2018 was $20,731

The Company granted 121,951,  77,289 and 83,805 restricted share units to Dr. Shawn Qu in 2016, 2017 and 2018, respectively, on account of his having guaranteed these loan facilities.

Sales and purchase contracts with affiliates

In 2018, the Company sold 5 solar power projects to CSIF, the Company’s 14.66% owned affiliate in Japan, in the amount of JPY12,276,404  ($109,597) recorded in revenue, and JPY89,238 ($836) recorded in other operating income, respectively.

In 2017, The Company sold 13 solar power projects to CSIF, the Company’s 14.66% owned affiliate in Japan, in the amount of JPY18,426,754  ($163,155) recorded in revenue and JPY3,148,648  ($27,879) recorded in other operating income,respectively.

 In 2017 and 2018, the Company provided asset management service to CSIF in the amount of JPY303,772  ($2,699) and JPY247,341 ($2,210), respectively.

 In 2017 and 2018, the Company provided O&M service to CSIF in the amount of JPY32,119 ($285) and JPY122,529  ($1,105), respectively.

In 2018, the Company sold solar power products to ET Solutions South Africa 1 Pty, the Company's 49% owned affiliate in South Africa in the amount of RMB45,407  ($6,859).

In 2017, the Company sold solar power products to Gaochuangte in the amount of RMB11,352  ($1,648), before Gaochuangte became the Company’s 80% owned subsidiary.

In 2016, the Company sold solar power products to Roserock and Garland in the amount of $247,743, provided development services to Tranquillity, Garland and Roserock in the amount of $48,711.

In 2016, 2017 and 2018, the Company purchased raw materials from Suzhou iSilver Materials Co., Ltd , the Company’s 14.63% owned affiliate in China, in the amount of RMB53,271  ($8,030), RMB331,958  ($49,113) and RMB512,154  ($74,490), respectively.

In 2017 and 2018, the Company purchased equipment from Suzhou Kzone Equipment Technology Co., Ltd, the Company’s 32% owned affiliate in China, in the amount of RMB29,704  ($4,395)  and RMB41,635  ($6,056), respectively.

In 2016 and 2017, the Company incurred costs of RMB54,891  ($8,274) and RMB44,271  ($6,430), to Gaochuangte for EPC services related to the Company's solar power projects, respectively. These amounts were recorded in project assets.